Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
PAY VERSUS PERFORMANCE TABLE
The Company believes in the importance of maintaining a strong link between executive pay and company performance. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the following disclosure is provided about the relationship between executive compensation and the Company’s performance on select financial metrics. The Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For a complete description regarding the Company’s compensation program, please see “Compensation Discussion & Analysis.” The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our NEOs, including with respect to Restricted Stock Units and Performance Stock Units.
The following table sets forth the compensation for our CEO and the average compensation for our other NEOs, each as reported in the Summary Compensation Table and with certain adjustments to reflect compensation actually paid, as defined and computed in accordance with SEC rules. The table also provides information with respect to Company TSR, average TSR for the Company’s peer group, Net Income and the Company’s selected performance measure, Operating PPNR.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for non-PEO NEOs (3) ($)	Average Compensation Actually Paid to non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Operating PPNR ($)
					Total Share- holder Return ($)	Peer Group Total Share- holder Return (5) ($)

2023	6,344,250	6,059,063	4,439,837	5,321,778	77.99	106.87	348,715,000	909,667,000

2022	4,617,338	3,995,926	1,294,835	1,241,285	82.88	106.01	250,128,000	344,995,000

2021	3,530,394	2,582,770	1,148,579	931,077	86.58	117.08	202,490,000	281,926,000

2020	3,574,309	2,927,968	1,167,507	809,584	92.24	92.49	153,532,000	278,362,000

(1)	Represents total compensation for Mr. Stein as reported in the Summary Compensation Table.

(2)
The following supplemental table presents a reconciliation of Mr. Stein’s Summary Compensation Table total to the compensation actually paid, as defined and computed in accordance with Item 402(v) of Regulation
S-K.
However, not all of such amounts were actually earned or received by Mr. Stein during the applicable year.

(3)
Includes the average total compensation for Messrs. Farnsworth, O’Haver, Merrywell, Nixon, and Deer in 2023; and Messrs. Deer, Eid, Merrywell, and McDonald in 2022 and 2021. Total compensation for non-PEO
NEOs are as reported in the Summary Compensation Table.

(4)
The following supplemental table presents a reconciliation of the average non-PEO
NEO Summary Compensation Table total to the compensation actually paid, as defined and computed in accordance with Item 402(v) of Regulation
S-K.
However, not all of such amounts were actually earned or received by the non-PEO
NEOs during the applicable year.

(5)	The peer group for this purpose is the KRX.

*	A non-GAAP financial measure. Please refer to Appendix A for additional information and reconciliations to the most directly comparable GAAP financial measure.

		Clint Stein

	2023	2022	2021	2020

Summary Compensation Table Total ($)	6,344,250	4,617,338	3,530,394	3,574,309

Change in Pension Value and Above Market Nonqualified Deferred Compensation in Summary Compensation Table ($)	(192,940)	—	(11,895)	(574,126)

Pension Service Cost ($)	67,004	116,334	122,839	90,492

Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	(3,042,229)	(2,068,190)	(1,481,188)	(1,277,308)

Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	3,033,973	1,443,589	729,368	1,147,057

Change in Fair Value from Prior Fiscal Year-End to Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	(36,891)	(153,015)	(413,518)	(22,339)

Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year that Vested during Covered Fiscal Year ($)	—	—	—	—

Change in Fair Value as of Vesting Date from Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Covered Fiscal Year ($)	(114,104)	39,870	106,770	(10,117)

Dividends or Other Earnings Paid on Option Awards and Stock Awards during Covered Fiscal Year Prior to Vesting Date ($)	—	—	—	—

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Covered Fiscal Year ($)	—	—	—	—

Compensation Actually Paid ($)	6,059,063	3,995,926	2,582,770	2,927,968

	Non-CEO NEO Averages

	2023	2022	2021	2020

Summary Compensation Table Total ($)	4,439,837	1,294,835	1,148,579	1,167,507

Change in Pension Value and Above Market Nonqualified Deferred Compensation in Summary Compensation Table ($)	60,815	—	(41,180)	(291,493)

Pension Service Cost ($)	—	55,668	56,288	54,442

Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	(1,055,436)	(375,805)	(344,728)	(284,028)

Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	1,721,588	278,227	185,874	277,804

	Non-CEO NEO Averages (cont.)

	2023	2022	2021	2020

Change in Fair Value from Prior Fiscal Year-End to Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	(84,422)	(32,415)	(110,456)	(11,504)

Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year that Vested during Covered Fiscal Year ($)	246,481	—	—	—

Change in Fair Value as of Vesting Date from Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Covered Fiscal Year ($)	(7,085)	20,774	36,700	(6,109)

Dividends or Other Earnings Paid on Option Awards and Stock Awards during Covered Fiscal Year Prior to Vesting Date ($)	—	—	—	—

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Covered Fiscal Year ($)	—	—	—	(97,035)

Compensation Actually Paid ($)	5,321,778	1,241,285	931,077	809,584

Company Selected Measure Name	Operating PPNR
Named Executive Officers, Footnote	Includes the average total compensation for Messrs. Farnsworth, O’Haver, Merrywell, Nixon, and Deer in 2023; and Messrs. Deer, Eid, Merrywell, and McDonald in 2022 and 2021. Total compensation for non-PEO
	NEOs are as reported in the Summary Compensation Table.
Peer Group Issuers, Footnote	The peer group for this purpose is the KRX.
PEO Total Compensation Amount	$ 6,344,250	$ 4,617,338	$ 3,530,394	$ 3,574,309
PEO Actually Paid Compensation Amount	$ 6,059,063	3,995,926	2,582,770	2,927,968
Adjustment To PEO Compensation, Footnote
(2)
The following supplemental table presents a reconciliation of Mr. Stein’s Summary Compensation Table total to the compensation actually paid, as defined and computed in accordance with Item 402(v) of Regulation
S-K.
However, not all of such amounts were actually earned or received by Mr. Stein during the applicable year.

		Clint Stein

	2023	2022	2021	2020

Summary Compensation Table Total ($)	6,344,250	4,617,338	3,530,394	3,574,309

Change in Pension Value and Above Market Nonqualified Deferred Compensation in Summary Compensation Table ($)	(192,940)	—	(11,895)	(574,126)

Pension Service Cost ($)	67,004	116,334	122,839	90,492

Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	(3,042,229)	(2,068,190)	(1,481,188)	(1,277,308)

Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	3,033,973	1,443,589	729,368	1,147,057

Change in Fair Value from Prior Fiscal Year-End to Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	(36,891)	(153,015)	(413,518)	(22,339)

Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year that Vested during Covered Fiscal Year ($)	—	—	—	—

Change in Fair Value as of Vesting Date from Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Covered Fiscal Year ($)	(114,104)	39,870	106,770	(10,117)

Dividends or Other Earnings Paid on Option Awards and Stock Awards during Covered Fiscal Year Prior to Vesting Date ($)	—	—	—	—

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Covered Fiscal Year ($)	—	—	—	—

Compensation Actually Paid ($)	6,059,063	3,995,926	2,582,770	2,927,968

Non-PEO NEO Average Total Compensation Amount	$ 4,439,837	1,294,835	1,148,579	1,167,507
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,321,778	1,241,285	931,077	809,584
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following supplemental table presents a reconciliation of the average non-PEO
NEO Summary Compensation Table total to the compensation actually paid, as defined and computed in accordance with Item 402(v) of Regulation
S-K.
However, not all of such amounts were actually earned or received by the non-PEO
NEOs during the applicable year.

	Non-CEO NEO Averages

	2023	2022	2021	2020

Summary Compensation Table Total ($)	4,439,837	1,294,835	1,148,579	1,167,507

Change in Pension Value and Above Market Nonqualified Deferred Compensation in Summary Compensation Table ($)	60,815	—	(41,180)	(291,493)

Pension Service Cost ($)	—	55,668	56,288	54,442

Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	(1,055,436)	(375,805)	(344,728)	(284,028)

Fair Value at Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Covered Fiscal Year ($)	1,721,588	278,227	185,874	277,804

	Non-CEO NEO Averages (cont.)

	2023	2022	2021	2020

Change in Fair Value from Prior Fiscal Year-End to Covered Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years ($)	(84,422)	(32,415)	(110,456)	(11,504)

Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year that Vested during Covered Fiscal Year ($)	246,481	—	—	—

Change in Fair Value as of Vesting Date from Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Covered Fiscal Year ($)	(7,085)	20,774	36,700	(6,109)

Dividends or Other Earnings Paid on Option Awards and Stock Awards during Covered Fiscal Year Prior to Vesting Date ($)	—	—	—	—

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Covered Fiscal Year ($)	—	—	—	(97,035)

Compensation Actually Paid ($)	5,321,778	1,241,285	931,077	809,584

Compensation Actually Paid vs. Total Shareholder Return	COLB & PEER TSR VS. COMPENSATION ACTUALLY PAID
Compensation Actually Paid vs. Net Income	COLB NET INCOME VS. COMPENSATION ACTUALLY PAID
Compensation Actually Paid vs. Company Selected Measure	COLB OPERATING PPNR VS. COMPENSATION ACTUALLY PAID
Total Shareholder Return Vs Peer Group	COLB & PEER TSR VS. COMPENSATION ACTUALLY PAID
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
The performance measures that were considered the most important by the Committee in determining executive compensation for the 2023 fiscal year are:

●	Operating PPNR*;
●	ROTCE; and
●	TSR.

*	Non-GAAP financial measure. Please refer to Appendix A for additional information and reconciliations to the most directly comparable GAAP financial measure.

Total Shareholder Return Amount	$ 77.99	82.88	86.58	92.24
Peer Group Total Shareholder Return Amount	106.87	106.01	117.08	92.49
Net Income (Loss)	$ 348,715,000	$ 250,128,000	$ 202,490,000	$ 153,532,000
Company Selected Measure Amount	909,667,000	344,995,000	281,926,000	278,362,000
PEO Name	Mr. Stein	Mr. Stein	Mr. Stein	Mr. Stein
Measure:: 1
Pay vs Performance Disclosure
Name	Operating PPNR
Non-GAAP Measure Description
*	Non-GAAP financial measure. Please refer to Appendix A for additional information and reconciliations to the most directly comparable GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	ROTCE
Measure:: 3
Pay vs Performance Disclosure
Name	TSR.
PEO | Change in Pension Value and Above Market Nonqualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (192,940)	$ 0	$ (11,895)	$ (574,126)
PEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,004	116,334	122,839	90,492
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,042,229)	(2,068,190)	(1,481,188)	(1,277,308)
PEO | Fair Value at Covered Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,033,973	1,443,589	729,368	1,147,057
PEO | Change in Fair Value from Prior Fiscal YearEnd to Covered Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,891)	(153,015)	(413,518)	(22,339)
PEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year that Vested during Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date from Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(114,104)	39,870	106,770	(10,117)
PEO | Dividends or Other Earnings Paid on Option Awards and Stock Awards during Covered Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Pension Value and Above Market Nonqualified Deferred Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,815	0	(41,180)	(291,493)
Non-PEO NEO | Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	55,668	56,288	54,442
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,055,436)	(375,805)	(344,728)	(284,028)
Non-PEO NEO | Fair Value at Covered Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,721,588	278,227	185,874	277,804
Non-PEO NEO | Change in Fair Value from Prior Fiscal YearEnd to Covered Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,422)	(32,415)	(110,456)	(11,504)
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Covered Fiscal Year that Vested during Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	246,481	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date from Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,085)	20,774	36,700	(6,109)
Non-PEO NEO | Dividends or Other Earnings Paid on Option Awards and Stock Awards during Covered Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions during Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (97,035)